Related Party Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Balance and Transactions [Abstract]
Schedule of Transactions with Related Parties
	For the Six Months Ended June 30,
	2023	2024
	RMB	RMB
Transactions with related parties
(1) Base commission income and Sales incentive income shared with related parties under Self-Commitment and Non-Group Collaborative Agreements (Note 1(c))
Muju	286	—
	286	—
(2) Other income shared with related parties
Chenji Zhaozhao	100	—
	100	—
Total	386	—

Schedule of Amounts Due to Related Parties	The loan from Zhejiang Chouzhou Commercial Bank was fully repaid in January, 2023.
	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Amounts due to related parties
(1) Payables for income shared under Non-Group Collaborative Agreements (Note 1(c))
Gefei Chengyun (Note (i))	10,759	10,759
Ningbo Meishan Bonded Port Area JiuFeng Investment Partnership (“Jiufeng”) (Note (ii))	242	242
Jiuchuan (Note (i))	9,403	9,403
Longshutianye (Note (i))	10,140	10,140
Yunde (Note (i))	9,383	9,383
Detong (Note (i))	3,274	3,274
Jiushi (Note (i))	65	65
	43,266	43,266
(2) Payables for Base Commission Income shared with related parties under Exclusive Sales Contracts without Sales Commitment Arrangement
Derong (Note (i))	9,733	9,733
Jiushen (Note (i))	29	29
Jiufeng (Note (ii))	495	495
	10,257	10,257
(3) Other payables
Jiushen (Note (i))	790	790
Shanghai Chongkai Enterprise Management (LLP) (“Chongkai”) (Note (iii))	3,689	3,689
Jiufeng (Note (ii))	149	149
	4,628	4,628
Total	58,151	58,151
(i)	Jiuchuan, Longshutianye, Yunde, Gefei Chengyun, Jiushen, Detong, Derong and Jiushi are equity method investees of the Group.
(ii)	Jiufeng it the subsidiary of Jiushen.
(iii)	Chongkai is a company owned by two of the founders and certain management of the Group.